Summary of Significant Accounting Policies (Schedule of Disaggregates Product Sales by Business Segment by Geography) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	$ 66,581	$ 60,667	$ 44,522
Injection Molded Plastic Parts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	28,779
Electronic Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	37,802
UNITED STATES [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	12,862	10,630	8,883
UNITED STATES [Member] | Injection Molded Plastic Parts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	1,504
UNITED STATES [Member] | Electronic Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	11,358
CHINA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	30,772	30,077	20,637
CHINA [Member] | Injection Molded Plastic Parts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	25,637
CHINA [Member] | Electronic Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	5,135
UNITED KINGDOM [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	3,586	2,878	1,515
UNITED KINGDOM [Member] | Injection Molded Plastic Parts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	255
UNITED KINGDOM [Member] | Electronic Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	3,331
HONG KONG [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	4,726	4,610	5,801
HONG KONG [Member] | Intersegment Eliminations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	1,195
HONG KONG [Member] | Electronic Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	3,531
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	8,186	8,304	4,750
Europe [Member] | Injection Molded Plastic Parts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	188
Europe [Member] | Electronic Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	7,998
Segments Geographical Location Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	6,449	$ 4,168	$ 2,936
Segments Geographical Location Other [Member] | Intersegment Eliminations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales
Segments Geographical Location Other [Member] | Electronic Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	$ 6,449